Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 ShareBasedCompensationPlan	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans	3
Compensation cost	$ 159,000	$ 11,000	$ 40,000
Total income tax (expense) benefit	7,000	1,000	8,000
Shares cancelled or forfeited	38,510
Stock Options Exercised	0	0
Unrecognized compensation cost related to nonvested stock options granted under Plans	374,000
Period over which unrecognized compensation costs are expected to be recognized	1 year 8 months 12 days
Nonvested stock options, expected to vest	562,701
2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	100,000
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	1,500,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	1,638,778
Vesting periods exercisable from date of grant	10 years
Stock Options [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	38,778
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	200,000
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested stock options granted under Plans	0
Total Fair Value of shares vested	$ 1,000	$ 4,000	$ 14,000
Shares available to be issued	935,352	0	0
Restricted Stock [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	15,511
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares for stock option grants	30,000